Exploration and Evaluation Expenditures (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Exploration and Evaluation Expenditures
Consulting and labor cost	$ 4,926,726	$ 4,805,971
Field office and drilling support	1,965,548	2,272,395
Engineering	1,551,112	2,151,586
Permitting	13,839,120	13,881,784
Environmental and reclamation	832,591	1,042,363
Legal and sustainability	2,142,935	2,723,207
Total Exploration and Evaluation Expense	$ 25,258,032	$ 26,877,306